Financial instruments and financial risk management (Detail Textuals 1) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Peru
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate for loans and notes payable	4.31%	4.47%
Variable in Interest rate	1.00%	1.00%
Increase (Decrease) in Net Loss	$ 541	$ 635
Mexico
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate for loans and notes payable	5.74%	5.83%
Variable in Interest rate	1.00%	1.00%
Increase (Decrease) in Net Loss	$ 60	$ 65